UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-07723
Investment Company Act File Number

Worldwide Health Sciences Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

May 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.42%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization — Europe 15.66%(1)
Actelion, Ltd.(2)	280,000	$10,150,984	0.94%
Covidien PLC	365,000	15,472,350	1.43
Novartis AG	730,000	33,160,286	3.07
Roche Holding AG	270,200	37,102,090	3.43
Shire PLC ADR	733,800	44,915,898	4.15
Smith and Nephew PLC	925,000	8,368,813	0.77
Warner Chilcott PLC, Class A(2)	875,000	20,230,000	1.87

		$169,400,421	15.66%

Major Capitalization — North America 53.59%(1)
Aetna, Inc.	670,000	$19,537,200	1.81%
Allergan, Inc.	465,000	27,988,350	2.59
Amgen, Inc.(2)	790,000	40,906,200	3.78
Baxter International, Inc.	416,000	17,567,680	1.62
Bristol-Myers Squibb Co.	2,085,000	48,392,850	4.47
Celgene Corp.(2)	590,000	31,128,400	2.88
Genzyme Corp.(2)	860,000	41,839,000	3.87
Gilead Sciences, Inc.(2)	950,000	34,124,000	3.15
Hospira, Inc.(2)	440,000	22,906,400	2.12
Illumina, Inc.(2)	630,000	26,485,200	2.45
Johnson & Johnson	715,000	41,684,500	3.85
Merck & Co., Inc.	1,100,000	37,059,000	3.43
Perrigo Co.	477,000	28,338,570	2.62
Pfizer, Inc.	2,550,000	38,836,500	3.59
St. Jude Medical, Inc.(2)	180,000	6,721,200	0.62
Stryker Corp.	220,000	11,666,600	1.08
Thermo Fisher Scientific, Inc.(2)	662,300	34,479,338	3.19
UnitedHealth Group, Inc.	650,000	18,895,500	1.75
Vertex Pharmaceuticals, Inc.(2)	620,000	21,445,800	1.98
WellPoint, Inc.(2)	350,000	17,955,000	1.66
Zimmer Holdings, Inc.(2)	210,000	11,745,300	1.08

		$579,702,588	53.59%

Small & Mid Capitalization — Europe 2.02%(1)
Elan Corp. PLC ADR(2)	3,800,000	$21,812,000	2.02%

		$21,812,000	2.02%

Small & Mid Capitalization — Far East 8.69%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	815,000	$28,575,309	2.64%
Sawai Pharmaceutical Co., Ltd.	410,000	35,364,609	3.27
Towa Pharmaceutical Co., Ltd.	470,000	30,069,685	2.78

		$94,009,603	8.69%

Small & Mid Capitalization — North America 16.46%(1)
Align Technology, Inc.(2)	675,000	$10,071,000	0.93%
Allos Therapeutics, Inc.(2)	2,883,000	20,642,280	1.91
BioMarin Pharmaceutical, Inc.(2)	1,302,000	25,415,040	2.35
Cubist Pharmaceuticals, Inc.(2)	1,153,100	24,791,650	2.29
Dendreon Corp.(2)	575,000	24,955,000	2.31
Endo Pharmaceuticals Holdings, Inc.(2)	1,200,000	25,128,000	2.32
Human Genome Sciences, Inc.(2)	628,000	15,549,280	1.44
InterMune, Inc.(2)	50,500	456,520	0.04
Medicines Co.(2)	660,200	5,548,981	0.51

			Percentage of
Security	Shares	Value	Net Assets
Momenta Pharmaceuticals, Inc.(2)	740,000	$9,819,800	0.91%
NPS Pharmaceuticals, Inc.(2)	2,385,000	15,717,150	1.45

		$178,094,701	16.46%

Total Common Stocks (identified cost $992,618,639)		$1,043,019,313

Convertible Preferred Stocks — 2.18%

			Percentage of
Security	Shares	Value	Net Assets
Small & Mid Capitalization — North America 2.18%(1)
Mylan, Inc., 6.50%	20,000	$23,555,800	2.18%

		$23,555,800	2.18%

Total Convertible Preferred Stocks (identified cost $16,575,000)		$23,555,800

Call Options — 0.0%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization — North America 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/2011	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/2011	0	0.00
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/2011	0	0.00

				$0	0.00%

Total Call Options (identified cost $0)				$0

Short-Term Investments — 0.74%

	Interest		Percentage of
Description	(000’s Omitted)	Value	Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.24%(4)	$8,051	$8,050,634	0.74%

Total Short-Term Investments (identified cost $8,050,634)		$8,050,634

Total Investments (identified cost $1,017,244,273)		$1,074,625,747	99.34%

Other Assets, Less Liabilities		$7,104,871	0.66%

Net Assets		$1,081,730,618	100.00%

ADR	-	American Depositary Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)		Non-income producing security.

(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(4)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, an affiliated investment company, for the fiscal year to date ended May 31, 2010 was $7,518 and $0, respectively.

The Portfolio did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,017,075,641

Gross unrealized appreciation	$155,871,726
Gross unrealized depreciation	(98,321,620)

Net unrealized appreciation	$57,550,106

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Major Capitalization - Europe	$80,618,248	$88,782,173		$—	$169,400,421
Major Capitalization - North America	579,702,588	—		—	579,702,588
Small & Mid Capitalization - Europe	21,812,000	—		—	21,812,000
Small & Mid Capitalization - Far East	—	94,009,603		—	94,009,603
Small & Mid Capitalization - North America	178,094,701	—		—	178,094,701

Total Common Stocks	$860,227,537	$182,791,776	*	$—	$1,043,019,313

Convertible Preferred Stocks
Small & Mid Capitalization - North America	$23,555,800	$—		$—	$23,555,800

Total Convertible Preferred Stocks	$23,555,800	$—		$—	$23,555,800

Call Options	$—	$—		$0	$0
Short-Term Investments	—	8,050,634		—	8,050,634

Total Investments	$883,783,337	$190,842,410		$0	$1,074,625,747

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Call Options

Balance as of August 31, 2009	$13
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(13)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of May 31, 2010	$0

Change in net unrealized appreciation (depreciation) on investments still held as of May 31, 2010	$(13)

All Level 3 investments held at May 31, 2010 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Samuel D. Isaly

Samuel D. Isaly
President

Date:	July 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel D. Isaly

Samuel D. Isaly
President

Date:	July 26, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	July 26, 2010